General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended December 31,
	2021	2022	2023
Employee costs	16,079	18,343	12,691
Share-based compensation (Note 22)	3,032	760	1,357
Amortization of long-term employee benefits	684	2,332	3,272
Other expenses	23,518	13,572	17,614
Total	43,313	35,007	34,934